Supplementary Financial Statement Information (Plants, Properties And Equipment By Major Classification) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Gross cost	$ 35,570	$ 32,708
Less: Accumulated depreciation	21,580	20,728
Plants, properties and equipment, net	13,990	11,980
Pulp, paper and packaging facilities
Property, Plant and Equipment [Line Items]
Gross cost	34,259	31,466
Other properties and equipment
Property, Plant and Equipment [Line Items]
Gross cost	$ 1,311	$ 1,242